EQUITY OFFERINGS/TRANSACTIONS WITH LISTED SUBSIDIARIES (Details) (USD $)	1 Months Ended												3 Months Ended	1 Months Ended
	Dec. 31, 2013 Golar LNG Partners		Jan. 31, 2013 Golar LNG Partners		Nov. 30, 2012 Golar LNG Partners		Jul. 31, 2012 Golar LNG Partners		Apr. 30, 2011 Golar LNG Partners		Jun. 30, 2011 Golar LNG Energy Limited	May 31, 2011 Golar LNG Energy Limited	Jun. 30, 2011 Golar LNG Energy Limited	Aug. 31, 2009 Golar LNG Energy Limited Private placement	Dec. 31, 2013 Retained investment in subsidiary Golar LNG Partners Golar Maria	Feb. 07, 2013 Retained investment in subsidiary Golar LNG Partners Golar Maria	Dec. 31, 2012 Retained investment in subsidiary Golar LNG Partners Golar Grand	Nov. 08, 2012 Retained investment in subsidiary Golar LNG Partners Golar Grand	Dec. 31, 2012 Retained investment in subsidiary Golar LNG Partners NR Satu	Jul. 19, 2012 Retained investment in subsidiary Golar LNG Partners NR Satu	Dec. 31, 2011 Retained investment in subsidiary Golar LNG Partners Golar Freeze	Oct. 19, 2011 Retained investment in subsidiary Golar LNG Partners Golar Freeze
Equity offerings of subsidiaries:
Number of Common Units Issued by Golar LNG Partners	5,100,000	[1]	3,900,000	[1]	4,300,000	[1]	6,325,000	[1]	13,800,000	[1]
Number of Common Units Issued to the Company	0		416,947		1,524,590		969,305		9,327,254				92,300,000
Offering Price (USD per share)	$ 29.10		$ 29.74		$ 30.50		$ 30.95		$ 22.50					$ 2
Gross Proceeds From Issuance Of Common Units	$ 148,410,000	[2]	$ 115,986,000	[2]	$ 131,150,000	[2]	$ 188,485,000	[2]	$ 310,500,000	[2]
Net Proceeds From Issuance Of Common Units	147,313,000		115,224,000		129,981,000		187,138,000		287,795,000
Company's Ownership in Golar Partners after the Offering	41.40%	[3]	50.90%	[3]	54.10%	[3]	57.50%	[3]	65.40%	[3]				68.00%
Sales price															127,900,000	127,900,000	176,800,000	176,800,000	388,000,000	388,000,000	231,300,000	231,300,000
Less: Net assets transferred															(45,600,000)	(45,630,000)	(43,100,000)		(255,700,000)		(65,500,000)
Excess of sales price over net assets transferred															82,300,000	82,270,000	133,700,000		132,300,000		165,800,000
Additions to Golar's stockholders' equity and noncontrolling interest															0		88,300,000		85,800,000		96,700,000
New issues (in shares)														59,800,000
Percentage ownership transferred																						100.00%
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration																215,000,000		265,000,000		385,000,000		330,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Working Capital Adjustment																5,500,000		2,600,000		3,000,000		9,000,000
Swap Liability Assumed																3,100,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed																89,500,000						108,000,000
Vendor financing amount																				(155,000,000)		(222,300,000)
Equity offering financing amount																				(230,000,000)
Capital lease obligation assumed																		90,800,000
Assets transferred to subsidiary:
Net proceeds received from private placement														115,400,000
Acquisition of ownership interests:
Cumulative percentage of ownership transferred													38.90%
Percentage ownership after transaction													100.00%
Number of shares of subsidiary exchanged for parent company shares													70,300,000
Percentage of shares issued in exchange for parent company shares													76.00%
Shares exchanged for parent company shares, rate of exchange (in shares per share)													6.06
Increase (decrease) in stockholders' equity due to acquisition of subsidiary													11,600,000
Premium on sale													340,000,000
Price per share, parent company													$ 30.30
Price per share													$ 5
Increase (decrease) in noncontrolling interest													129,400,000
Change in additional paid in capital													$ 336,200,000
Subsidiary stock options exchanged for parent company stock options											5,400,000	5,400,000

[1]	Pertains to common units issued by Golar Partners to the public.
[2]	Gross and net proceeds from Golar Partners' public offering (excluding proceeds received from Golar's participation in the concurrent private placement).
[3]	Includes our general partner interest in Golar Partners.